Acquisition of Nova E-Commerce, Ltd. - Schedule of Business Acquisition, Pro Forma Information (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2018	Aug. 31, 2017	Aug. 31, 2016
Business Combinations [Abstract]
Revenue
Employee Compensation (including stock-based compensation of $193,333 and $0, respectively)	202,223	250,275	563,725	65,551
Consulting fees (including stock based compensation of $1,173,334 and $0, respectively)	231,667	256,667	1,198,334
Professional fees	8,147	39,516	98,677
Occupancy	7,751	138,209	85,188	57,508
Other	38,708	81,072	254,255	193,608
Total operating expenses	10,410	31,227	2,200,179	316,667
Loss from Operations	498,906	796,966	(2,200,179)	(316,667)
Gain on settlement of liabilities	(498,906)	(796,966)	47,575
Interest expense - related party	47,003	47,003	(10,409)
Other income (expenses) - net		572	37,166
Net Loss	$ (451,903)	$ (749,391)	$ (2,163,013)	$ (316,667)
Net Loss per share of Class A, Class B, and Class C common stock - basic and diluted	$ (0.01)	$ (0.02)	$ (0.02)	$ (0.05)
Weighted average number of Class A, Class B, and Class C Common Shares outstanding - basic and diluted	55,217,046	49,250,195	101,712,936	6,860,882